UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2002

Check here if amendment [ ]; Amendment Number: __

This Amendment (Check only one): [ ] a restatement
                                 [ ] adds new holdings entries

Institutional Investment Manager Filing this report:

Name:      Greenhaven Associates, Inc.
           Three Manhattanville Road
           Purchase, NY 10577

Form 13F File Number: 28-2408

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Chris A. Wachenheim
Title:     Vice President
Phone:     914-253-9374

Signature, Place, and Date of Signing:

/s/  Chris A. Wachenheim            Purchase, NY              October 25, 2002
------------------------            ------------              ----------------
       [Signature]                  [City, State]                  [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported in this report, and all holdings are reported by other reporting manager(s). )

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s). )

List of other Managers Reporting for this Manager: [If there are no entries in this list omit this section.]

Form 13F File Number                Name

-----------------------             -----------------------------------
[Repeat as necessary.]

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                  COL 1                  COL 2     COL 3         COL 4     COL 5             COL 6                   COL 7
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                                        TITLE OF                 VALUE   PRINCIPAL                SHARED     VOTING AUTHORITY SHARES
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              NAME OF ISSUER             CLASS     CUSIP         $000      AMOUNT       SOLE      others         SOLE      NONE
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
Alcan Aluminum (AL)                     COMMON   013716105      55,377   2,243,800      70,500   2,173,300      70,500   2,173,300
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Alcoa Inc (AA)                          COMMON   013817101      30,856   1,598,778               1,598,778               1,598,778
------------------------------------------------------------------------------------------------------------------------------------
Burlington Northern Santa Fe (BNI)      COMMON   12189T104      23,724     991,800                 991,800                 991,800
------------------------------------------------------------------------------------------------------------------------------------
Centex Construction Products (CXP)      COMMON   15231R109       2,146      60,100      44,100      16,000      44,100      16,000
------------------------------------------------------------------------------------------------------------------------------------
Centex Corp (CTX)                       COMMON   152312104     190,851   4,303,300   1,371,000   2,932,300   1,371,000   2,932,300
------------------------------------------------------------------------------------------------------------------------------------
Century Aluminum (CENX)                 COMMON   156431108       6,305     905,900     433,400     472,500     433,400     472,500
------------------------------------------------------------------------------------------------------------------------------------
D R Horton Inc (DHI)                    COMMON   23331A109      17,040     915,150                 915,150                 915,150
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Deere & Company (DE)                    COMMON   244199105     125,060   2,751,600               2,751,600               2,751,600
------------------------------------------------------------------------------------------------------------------------------------
Del Laboratories, Inc (DLI)             COMMON   245091103       2,079     114,975     114,975                 114,975
------------------------------------------------------------------------------------------------------------------------------------
Dow Chemical Co (DOW)                   COMMON   260543103      47,825   1,751,200               1,751,200               1,751,200
------------------------------------------------------------------------------------------------------------------------------------
El Paso Corp (EP)                       COMMON   28336L109      50,316   6,084,200   1,632,500   4,451,700   1,632,500   4,451,700
------------------------------------------------------------------------------------------------------------------------------------
EnCana Corporation (ECA)                COMMON   292505104     164,262   5,457,218     575,678   4,881,540     575,678   4,881,540
------------------------------------------------------------------------------------------------------------------------------------
Equity Office Properties (EOP)          COMMON   294741103         902      34,925                  34,925                  34,925
------------------------------------------------------------------------------------------------------------------------------------
Franklin Covey Co (FC)                  COMMON   353469109         177     150,000                 150,000                 150,000
------------------------------------------------------------------------------------------------------------------------------------
Frontline Limited (FRO)                 COMMON   G3682E127       5,120   1,283,150     790,400     492,750     790,400     492,750
------------------------------------------------------------------------------------------------------------------------------------
Genesis Energy LP (GEL)                 COMMON   371927104       1,968     427,800     270,300     157,500     270,300     157,500
------------------------------------------------------------------------------------------------------------------------------------
KB HOME  (KBH)                          COMMON   48666K109       7,546     154,500       6,000     148,500       6,000     148,500
------------------------------------------------------------------------------------------------------------------------------------
Lennar Corporation (LEN)                COMMON   526057104      60,075   1,077,000      22,000   1,055,000      22,000   1,055,000
------------------------------------------------------------------------------------------------------------------------------------
Longview Fibre (LFB)                    COMMON   543213102       3,340     481,300                 481,300                 481,300
------------------------------------------------------------------------------------------------------------------------------------
Mack-Cali Realty Corp (CLI)             COMMON   554489104         610      19,000                  19,000                  19,000
------------------------------------------------------------------------------------------------------------------------------------
Monsanto Company (MON)                  COMMON   61166W101      25,710   1,681,500      93,000   1,588,500      93,000   1,588,500
------------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Asia Pac (APF)           COMMON   61744U106       1,408     195,547                 195,547                 195,547
------------------------------------------------------------------------------------------------------------------------------------
Omega Protein (OME)                     COMMON   68210P107       1,963     509,800     509,800           0     509,800
------------------------------------------------------------------------------------------------------------------------------------
OMI Corp (OMM)                          COMMON   Y6476W104       6,893   2,114,500   1,614,500     500,000   1,614,500     500,000
------------------------------------------------------------------------------------------------------------------------------------
Pope & Talbot (POP)                     COMMON   732827100         276      21,500                  21,500                  21,500
------------------------------------------------------------------------------------------------------------------------------------
Pulte Homes Inc. (PHM)                  COMMON   745867101     126,466   2,966,600   1,140,000   1,826,600   1,140,000   1,826,600
------------------------------------------------------------------------------------------------------------------------------------
Reckson Associates Realty (RA)          COMMON   75621K106         460      20,200                  20,200                  20,200
------------------------------------------------------------------------------------------------------------------------------------
Ryder Systems Inc. (R)                  COMMON   783549108     108,792   4,363,900   1,241,300   3,122,600   1,241,300   3,122,600
------------------------------------------------------------------------------------------------------------------------------------
Snap-On (SNA)                           COMMON   833034101      30,534   1,328,700      99,600   1,229,100      99,600   1,229,100
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Stolt Offshore SA  (SOSA)               COMMON   861567105       3,611   1,641,500   1,391,500     250,000   1,391,500     250,000
------------------------------------------------------------------------------------------------------------------------------------
Stolt-Nielsen S.A. (SNSA)               COMMON   861565109         209      27,000                  27,000                  27,000
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Teekay Shipping Corp (TK)               COMMON   Y8564W103      28,044     984,000     297,200     686,800     297,200     686,800
------------------------------------------------------------------------------------------------------------------------------------
Toll Brothers, Inc. (TOL)               COMMON   889478103      13,170     605,800                 605,800                 605,800
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UnumProvident Corp (UNM)                COMMON   91529Y106     101,225   4,974,200     760,000   4,214,200     760,000   4,214,200
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COLUMN TOTAL                                                 1,244,342
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PAGE TOTAL                                                   1,244,342
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

Greenhaven Associates
Purchase, New York                 Page 1 of 1